Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax benefits
The components of income tax expense for the years ended December 31, 2020 and 2019, were as follows (dollars in thousands):

	2020	2019
Current:
Federal	$19	$246
State	104	262

Total current	123	508
Deferred:
Federal	22	37
State	—	—

Total deferred	22	37

Provision for income taxes	$145	$545

Schedule of reconciliation of U.S. Federal statutory income tax rate and effective income tax rate
A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2020 and 2019, is as follows:

	2020	2019
Federal statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	6.5%	- 1.5%
Permanent items—derivative liability	0.0%	- 4.8%
Permanent items—stock-based compensation	- 4.5%	6.3%
Permanent items—meals and entertainment	- 0.1%	1.8%
Permanent items—penalties	- 0.5%	0.0%
Permanent items—other	- 0.1%	0.0%
Return to provision	- 0.3%	0.0%
Research and development tax credit—federal	3.3%	- 20.3%
Uncertain tax provision	- 1.7%	0.0%
Change in valuation allowance	- 25.7%	38.4%

Effective tax rate	-2.1%	40.9%

Summary of net deferred tax assets
The major components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019, consists of the following (dollars in thousands):

	2020	2019
Deferred tax assets:
Allowance for customer advances	$3,790	$2,962
Accrued expenses	1,216	—
Accrued compensation	369	—
Lease liability	448	588
Research and development tax credit	457	62
Other	33	148

Total deferred tax assets	6,313	3,760

Deferred tax liabilities:
Property and equipment	(1,380)	(665)
Right of use asset	(415)	(557)
State taxes	(287)	(131)
Prepaid expenses	(164)	(70)

Total deferred tax liabilities	(2,246)	(1,423)

Total net deferred tax assets before valuation allowance	4,067	2,337
Less: valuation allowance	(4,126)	(2,374)

Total net deferred tax liabilties	$(59)	$(37)

Summary of income tax contingencies
A reconciliation of the Company’s gross unrecognized tax benefits as of December 31, 2020 and 2019 is as follows (dollars in thousands):

	2020	2019
Balance at beginning of year	$—	$—
Increases to prior positions	107	—
Decreases to prior positions	—	—
Increases for current year positions	7	—

Balance at end of year	$114	$—